Loans and borrowings - Reconciliation of movement in loans and borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Balance	$ 448,875	$ 786
Issue of promissory note		1,082	$ 786
Amounts borrowed during the year classified as loans and borrowings		458,637
Interest capitalized to loans and borrowings		10,339
Finance costs and loan arrangement fees deducted from borrowings		(13,343)
Amortization expense	30,036	10,431
Adjustment for recognition of Copper Purchase agreement derivative liability		4,430
Repayment of loans and borrowings	(56,850)	(14,140)
Copper and silver delivered against copper and silver stream	(18,870)	(7,479)
Conversion of promissory note to Private Placement Warrants		(786)
Balance	$ 403,191	$ 448,875	$ 786